Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2023
Cost at January 1	412	649	233	1,294
Additions for the year	6	129	222	357
Transfers between the classes	276	134	(410)	-
Disposals for the year	-	-	(6)	(6)
Exchange rate adjustment	(10)	(4)	-	(14)

Cost at December 31	684	908	39	1,631

Accumulated depreciation and impairment at January 1	(132)	(363)	-	(495)
Depreciation for the year	(64)	(121)	-	(185)
Exchange rate adjustment	2	2	-	4
Accumulated depreciation on disposals	-	-	-	-
Accumulated depreciation and impairment at December 31	(194)	(482)	-	(676)
				.
Carrying amount at December 31	490	426	39	955

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2022
Cost at January 1	400	537	52	989
Additions for the year	5	118	181	304
Disposals for the year	(8)	(13)	-	(21)
Exchange rate adjustment	15	7	-	22

Cost at December 31	412	649	233	1,294

Accumulated depreciation and impairment at January 1	(90)	(278)	-	(368)
Depreciation for the year	(52)	(94)	-	(146)
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	11	11	-	22
Accumulated depreciation and impairment at December 31	(132)	(363)	-	(495)
				.
Carrying amount at December 31	280	286	233	799

		2023	2022	2021
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		140	108	93
Selling, general and administrative expenses		45	38	17

Total		185	146	110

Schedule of straight-line basis of useful lives

Equipment, furniture and fixtures	3-5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

Schedule of cash outflow for leases

(DKK million)	2023	2022	2021

Right-of-use assets
Balance at January 1	523	354	283
Additions to right-of-use assets[1]	250	243	127
Depreciation charge for the year	(87)	(74)	(56)

Balance at December 31	686	523	354

Lease liabilities
Current	90	74	62
Non-current	680	523	363

Total at December 31	770	597	425

(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	115	88	70

Schedule of future minimum payments under our leases

(DKK million)	2023	2022	2021

Payment due
Less than 1 year	106	89	74
1 to 3 years	199	167	109
More than 3 years but less than 5 years	183	136	97
More than 5 years	412	271	207

Total at December 31	900	663	487

Schedule of other Investments

(DKK million)	2023	2022

Publicly traded equity securities	47	67
Fund investments	87	66

Total at December 31	134	133

Schedule of other inventories

	2023	2022
(DKK million)
Raw materials	14	-
Work in progress	-	-
Finished goods	59	-
Total inventories (gross) at December 31	73	-

Allowances at year end	(16)	-

Total inventories (net) at December 31	57	-

Schedules of Receivables

(DKK million)	2023	2022

Receivables related to collaboration agreements	4,148	5,068
Prepayments	241	144
Trade receivables related to product sales	184	-
Interest receivables	150	82
Receivables for securities matured	-	290
Other receivables	286	176
Total at December 31	5,009	5,760

Non-current receivables	62	48
Current receivables	4,947	5,712

Total at December 31	5,009	5,760

Schedule of deferred revenue

(DKK million)	2023	2022

Deferred revenue at January 1	513	513
Payment received	-	-
Revenue recognized during the year	-	-

Total at December 31	513	513

Non-current deferred revenue	480	480
Current deferred revenue	33	33

Total at December 31	513	513

Schedule of other payables

(DKK million)	2023	2022

Liabilities related to collaboration agreements	145	70
Staff cost liabilities	637	481
Accounts payable	330	245
Other liabilities	1,230	931

Total at December 31	2,342	1,727

Non-current other payables	35	11
Current other payables	2,307	1,716

Total at December 31	2,342	1,727

Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Intangible Assets

(DKK million)		2023	2022

Cost at January 1		891	891
Additions for the year		10	-
Cost at December 31		901	891

Accumulated amortization and impairment at January 1		(745)	(637)
Amortization for the year		(55)	(70)
Impairment for the year		-	(38)
Accumulated amortization and impairment at December 31		(800)	(745)

Carrying amount at December 31		101	146

(DKK million)	2023	2022	2021
Amortization and impairment included in the income statement as follows:
Research and development expenses	55	108	84
Total	55	108	84